Structured Entities (Tables)	12 Months Ended
Dec. 31, 2021
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]
Carrying amounts and size relating to Deutsche Bank’s interests
	Dec 31, 2021
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	0	0	11	12
Central bank funds sold and securities purchased under resale agreements	0	0	82	1,593	1,675
Securities Borrowed	0	0	0	0	0
Total financial assets at fair value through profit or loss	328	7,860	4,923	44,192	57,303
Trading assets	172	4,825	3,243	3,980	12,220
Positive market values (derivative financial instruments)	156	300	9	2,671	3,135
Non-trading financial assets mandatory at fair value through profit or loss	0	2,735	1,671	37,542	41,948
Financial assets designated at fair value through profit or loss	0	0	0	0	0
Financial assets at fair value through other comprehensive income	0	298	1,043	530	1,871
Loans at amortized cost	1,089	60,338	26,406	15,245	103,079
Other assets	4	575	3,333	12,202	16,114
Total assets	1,422	69,072	35,787	73,773	180,054

Liabilities
Total financial liabilities at fair value through profit or loss	74	185	20	8,721	9,000
Negative market values (derivative financial instruments)	74	185	20	8,721	9,000
Other short-term borrowings	0	0	0	0	0
Other liabilities	0	0	0	13	13
Total liabilities	74	185	20	8,734	9,013
Off-balance sheet exposure	0	7,765	10,093	3,683	21,541
Total	1,348	76,652	45,861	68,722	192,582

	Dec 31, 2020
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	0	0	12	13
Central bank funds sold and securities purchased under resale agreements	0	126	0	1,901	2,027
Securities Borrowed	0	0	0	0	0
Total financial assets at fair value through profit or loss	340	6,368	4,428	50,316	61,452
Trading assets	181	4,134	2,408	4,304	11,027
Positive market values (derivative financial instruments)	158	154	31	3,635	3,977
Non-trading financial assets mandatory at fair value through profit or loss	0	2,080	1,990	42,377	46,448
Financial assets designated at fair value through profit or loss	0	0	0	0	0
Financial assets at fair value through other comprehensive income	0	333	457	270	1,060
Loans at amortized cost	165	46,867	27,638	10,270	84,939
Other assets	51	400	3,065	20,499	24,015
Total assets	557	54,096	35,587	83,267	173,508

Liabilities
Total financial liabilities at fair value through profit or loss	92	58	10	11,191	11,351
Negative market values (derivative financial instruments)	92	58	10	11,191	11,351
Other short-term borrowings	0	0	0	0	0
Other liabilities	0	0	0	1,815	1,815
Total liabilities	92	58	10	13,006	13,166
Off-balance sheet exposure	0	5,889	8,279	1,944	16,112
Total	466	59,927	43,856	72,205	176,453